KATHLEEN A. MCGAH

DIRECT LINE: 860-403-6625

E-Mail: kathleen.mcgah@phoenixwm.com

February 26, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Phoenix Edge Series Fund

Post-Effective Amendment No. 58 to Form N-1A

File Nos. 033-05033 and 811-04642

Ladies and Gentlemen:

On behalf of Phoenix Edge Series Fund (the “Fund”), we are transmitting for filing with the Commission an electronic copy of Post-Effective Amendment No. 58 (the “Amendment”) to the registration statement on Form N-1A for the Fund.

This Amendment is being filed pursuant to paragraph (a) of Rule 485 under the Securities Act of 1933. The Amendment includes a separate summary and prospectus for each series of the Fund.

If you have any questions or comments regarding the Amendment, please call Kathleen A. McGah at (860)403-6625 or Eric C. Freed at (212)389-5055.

Very truly yours,

/s/ Kathleen A. McGah
Kathleen A. McGah

cc:	Eric C. Freed